Loans and financing - Breakdown (Details)	12 Months Ended
	Dec. 31, 2023 BRL (R$) lease item	Dec. 31, 2022 BRL (R$) lease
Disclosure of detailed information about borrowings [line items]
Number of series of debentures | item	4
Loan amount	R$ 1,000,000.00
Transaction costs recognized	14,172,000	R$ 44,149,000
Current	151,120,000	131,158,000
Non-current	R$ 2,030,699,000	R$ 1,489,088,000
First series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease		500
Second series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease		1,450
Third series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease	190,000
Fourth series
Disclosure of detailed information about borrowings [line items]
Number of bonds issued | lease	500,000
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,181,819,000	R$ 1,620,246,000
Debenture One | CDI Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.45%
Debenture Two | CDI Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.20%